Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2020
Registrant Name	dei_EntityRegistrantName	AIM FUNDS GROUP (INVESCO FUNDS GROUP)
CIK	dei_EntityCentralIndexKey	0000019034
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Apr. 29, 2021
Effective Date	dei_DocumentEffectiveDate	Apr. 30, 2021
Prospectus Date	rr_ProspectusDate	Apr. 30, 2021
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
INVESCO European Small Company Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ESMAX
INVESCO European Small Company Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ESMCX
INVESCO European Small Company Fund | Class Y
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ESMYX
INVESCO European Small Company Fund | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ESMSX
INVESCO Global Core Equity Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AWSAX
INVESCO Global Core Equity Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AWSCX
INVESCO Global Core Equity Fund | Class R
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AWSRX
INVESCO Global Core Equity Fund | Class Y
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AWSYX
INVESCO Global Core Equity Fund | Class R5
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AWSIX
INVESCO Global Core Equity Fund | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AWSSX
INVESCO International Small Company Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IEGAX
INVESCO International Small Company Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IEGCX
INVESCO International Small Company Fund | Class Y
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IEGYX
INVESCO International Small Company Fund | Class R5
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IEGIX
INVESCO International Small Company Fund | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IEGFX
INVESCO Small Cap Equity Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SMEAX
INVESCO Small Cap Equity Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SMECX
INVESCO Small Cap Equity Fund | Class R
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SMERX
INVESCO Small Cap Equity Fund | Class Y
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SMEYX
INVESCO Small Cap Equity Fund | Class R5
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SMEIX
INVESCO Small Cap Equity Fund | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SMEFX